Schedule of assets and liabilities information for the company's operating segments (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Total assets		R$ 6,447,406	R$ 4,793,093
Current assets		1,206,852	1,405,501
Non-current assets		5,240,554	3,387,592
Total liabilities and equity		6,447,406	4,793,093
Current liabilities		766,506	589,379
Non-current liabilities		2,680,882	1,369,934
Equity		3,000,018	2,833,780	R$ 2,113,726	R$ 590,354
Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets		6,447,406	4,793,093
Current assets		1,206,852	1,405,501
Non-current assets		5,240,554	3,387,592
Total liabilities and equity		6,447,406	4,793,093
Current liabilities		766,506	589,379
Non-current liabilities		2,680,882	1,369,934
Equity		3,000,018	2,833,780
Investments in associate		48,477	51,410
Capital expenditures	[1]	301,979	109,481
Operating segments [member] | Undergrad [Member]
IfrsStatementLineItems [Line Items]
Total assets		6,072,135	4,541,988
Current assets		1,048,869	1,280,342
Non-current assets		5,023,266	3,261,646
Total liabilities and equity		6,072,135	4,541,988
Current liabilities		645,657	522,523
Non-current liabilities		2,551,175	1,261,894
Equity		2,875,303	2,757,571
Investments in associate		48,477	51,410
Capital expenditures	[1]	220,202	83,256
Operating segments [member] | Continuing Education [Member]
IfrsStatementLineItems [Line Items]
Total assets		105,629	68,300
Current assets		42,737	40,119
Non-current assets		62,892	28,181
Total liabilities and equity		105,629	68,300
Current liabilities		32,300	14,491
Non-current liabilities		47,705	40,763
Equity		25,624	13,046
Investments in associate
Capital expenditures	[1]	25,682	12,638
Operating segments [member] | Digital Services [Member]
IfrsStatementLineItems [Line Items]
Total assets		272,122	182,920
Current assets		117,726	85,155
Non-current assets		154,396	97,765
Total liabilities and equity		272,122	182,920
Current liabilities		91,029	52,480
Non-current liabilities		82,002	67,277
Equity		99,091	63,163
Investments in associate
Capital expenditures	[1]	56,095	13,587
Operating segments [member] | Total Reportable Segments [Member]
IfrsStatementLineItems [Line Items]
Total assets		6,449,886	4,793,208
Current assets		1,209,332	1,405,616
Non-current assets		5,240,554	3,387,592
Total liabilities and equity		6,449,886	4,793,208
Current liabilities		768,986	589,494
Non-current liabilities		2,680,882	1,369,934
Equity		3,000,018	2,833,780
Investments in associate		48,477	51,410
Capital expenditures	[1]	301,979	109,481
Operating segments [member] | Adjustments And Eliminations [Member]
IfrsStatementLineItems [Line Items]
Total assets		(2,480)	(115)
Current assets		(2,480)	(115)
Non-current assets
Total liabilities and equity		(2,480)	(115)
Current liabilities		(2,480)	R$ (115)
Non-current liabilities
Equity
Investments in associate
Capital expenditures	[1]

[1]	Capital expenditures consider the acquisitions of property and equipment and intangible assets.